LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
12.	LONG-TERM INVESTMENTS

Long-term investments include the investments on common stocks in the following investees as of December 31, 2016 :

	Percentage of	in millions of
Name of investee	ownership	$
Renew Akshay Urja Private Limited	44%	13.0
HQC PR Solar Holdings LLC	49%	6.2
Others		1.5

Investments accounted for under the equity method.

The movement of the investments accounted for under equity method is as follows:

in millions of $	For the year ended December 31,
	2015	2016

At beginning of the year	-	17.1
Investment	16.9	6.6
Acquired in the Transaction	1.1	-
Share of losses of equity method investments	(0.6)	(0.9)
Effects of foreign currency translation	(0.3)	(2.1)

At end of the year	17.1	20.7

There were no indicators of impairment noted for these long-term investments as of December 31, 2016.